IN-PROCESS RESEARCH AND DEVELOPMENT AND DEFERRED TAX LIABILITY (Details Narrative) $ in Thousands	3 Months Ended
Jun. 30, 2021 USD ($)
In-process Research And Development And Deferred Tax Liability
Deferred tax expense (income)	$ 100